UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                     (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2014
	Shares	Value (Note 1)

COMMON STOCKS - 47.72%
Consumer Discretionary - 7.72%
* Amazon.com, Inc.	1,300	$403,455
Dick's Sporting Goods, Inc.	6,700	332,655
Ford Motor Co.	25,000	387,500
Lowe's Cos., Inc.	3,300	227,040
Macy's, Inc.	3,950	259,712
Starbucks Corp.	4,150	340,507
The TJX Cos., Inc.	3,600	246,888
Time Warner, Inc.	3,000	256,260
Twenty-First Century Fox, Inc.	9,000	345,645
		2,799,662
Consumer Staples - 4.17%
Altria Group, Inc.	6,175	304,242
Lorillard, Inc.	3,500	220,290
PepsiCo, Inc.	2,785	263,350
The Procter & Gamble Co.	3,585	326,558
Wal-Mart Stores, Inc.	4,625	397,195
		1,511,635
Energy - 6.16%
Apache Corp.	7,375	462,191
Chevron Corp.	3,025	339,345
ConocoPhillips	5,850	404,001
Exxon Mobil Corp.	6,500	600,925
Schlumberger Ltd.	4,975	424,915
		2,231,377
Financials - 8.19%
ACE Ltd.	2,075	238,376
Bank of America Corp.	28,600	511,654
* Berkshire Hathaway, Inc.	3,000	450,450
Financial Institutions, Inc.	8,000	201,200
HSBC Holdings PLC	7,625	360,129
JPMorgan Chase & Co.	4,950	309,771
Manning & Napier, Inc.	15,000	207,300
State Street Corp.	2,500	196,250
The PNC Financial Services Group, Inc.	3,050	278,251
Wells Fargo & Co.	3,950	216,539
		2,969,920
Health Care - 4.70%
Abbott Laboratories	4,300	193,586
AbbVie, Inc.	3,125	204,500
Amgen, Inc.	1,725	274,775
Bristol-Myers Squibb Co.	5,700	336,471
Johnson & Johnson	2,775	290,182
Shire PLC	800	170,032
Zimmer Holdings, Inc.	2,075	235,346
		1,704,892
		(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 2.68%
	General Electric Co.	15,500	$391,685
*	Transcat, Inc.	15,054	153,850
	The LS Starrett Co.	10,651	212,275
	United Parcel Service, Inc.	1,925	214,002
			971,812
Information Technology - 10.78%
	Apple, Inc.	6,335	699,257
*	Check Point Software Technologies Ltd.	3,625	284,816
	Cisco Systems, Inc.	9,500	264,242
	Corning, Inc.	34,000	779,620
	EMC Corp.	9,200	273,608
*	Google, Inc. - Class C	465	244,776
	Intel Corp.	6,700	243,143
	International Business Machines Corp.	1,365	219,001
	MasterCard, Inc.	2,900	249,864
	Microsoft Corp.	4,150	192,768
	Palo Alto Networks, Inc.	2,275	278,847
*	Twitter, Inc.	5,000	179,350
			3,909,292
Materials - 0.52%
	Nucor Corp.	3,875	190,069
			190,069
Telecommunications - 0.93%
	Verizon Communications, Inc.	7,225	337,986
			337,986
Utilities - 1.87%
	Duke Energy Corp.	4,000	334,160
	The Southern Co.	7,000	343,770
			677,930

	Total Common Stocks (Cost $16,384,721)		17,304,575

EXCHANGE-TRADED PRODUCTS - 2.13%
*	iShares Gold Trust	28,000	320,320
	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	4,500	453,735

	Total Exchange-Traded Products (Cost $819,491)		774,055

MUTUAL FUND - 2.46%
	Templeton Global Bond Fund	71,895	890,774

	Total Mutual Fund (Cost $946,526)		890,774

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 25.14%
Anheuser-Busch InBev Worldwide, Inc.	$450,000	1.375%	7/15/2017	$449,600
Caterpillar Financial Services Corp.	280,000	7.050%	10/1/2018	330,318
Caterpillar Financial Services Corp.	300,000	5.450%	4/15/2018	334,834
Cisco Systems, Inc.	600,000	4.950%	2/15/2019	670,570
Comcast Corp.	600,000	3.125%	7/15/2022	609,722
ConocoPhillips	550,000	5.750%	2/1/2019	625,226
CVS Health Corp.	257,000	5.750%	6/1/2017	283,637
CVS Health Corp.	135,000	2.750%	12/1/2022	131,488
Duke Energy Indiana, Inc.	350,000	6.050%	6/15/2016	375,285
Duke Energy Florida, Inc.	210,000	5.800%	9/15/2017	234,788
EI du Pont de Nemours & Co.	285,000	6.000%	7/15/2018	324,570
EI du Pont de Nemours & Co.	215,000	5.250%	12/15/2016	232,512
General Mills, Inc.	255,000	5.700%	2/15/2017	278,586
General Mills, Inc.	245,000	5.650%	2/15/2019	278,135
John Deere Capital Corp.	225,000	2.800%	9/18/2017	233,811
John Deere Capital Corp.	255,000	2.000%	1/13/2017	259,310
Kellogg Co.	500,000	1.750%	5/17/2017	502,616
Lockheed Martin Corp.	550,000	2.125%	9/15/2016	560,051
Marathon Oil Corp.	550,000	5.900%	3/15/2018	611,322
Norfolk Southern Corp.	250,000	7.700%	5/15/2017	285,645
Norfolk Southern Corp.	250,000	3.250%	12/1/2021	255,902
The Southern Co.	215,000	2.450%	9/1/2018	219,413
The Southern Co.	285,000	1.950%	9/1/2016	288,567
Verizon Communications, Inc.	524,000	2.500%	9/15/2016	535,620
Verizon Communications, Inc.	200,000	2.000%	11/1/2016	202,933

Total Corporate Bonds (Cost $9,151,935)				9,114,461

FEDERAL AGENCY OBLGATIONS - 5.20%
Federal Home Loan Banks	250,000	5.125%	8/15/2019	286,504
Federal Home Loan Banks	555,000	4.125%	3/13/2020	617,331
Federal Farm Credit Banks	575,000	2.375%	7/16/2020	575,864
Federal Farm Credit Banks	200,000	1.820%	5/22/2019	199,624
Federal Home Loan Banks	60,000	1.600%	10/22/2020	58,414
Federal Home Loan Banks	100,000	1.540%	5/15/2020	97,430
Federal Farm Credit Banks	50,000	1.480%	6/12/2019	49,364

Total Federal Agency Obligations (Cost $1,886,553)				1,884,531

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

U.S. TREASURY NOTES - 14.44%
United States Treasury Note	$1,700,000	2.375%	8/15/2024	$1,731,477
United States Treasury Note	1,300,000	1.875%	8/31/2017	1,329,860
United States Treasury Note	900,000	1.625%	11/15/2022	873,070
United States Treasury Note	1,300,000	1.375%	6/30/2018	1,302,539

Total U.S. Treasury Notes (Cost $5,197,338)				5,236,946

SHORT-TERM INVESTMENT - 1.60%			Shares
§	Federated Government Obligations Fund, 0.01%		579,016	579,016

Total Short-Term Investment (Cost $579,016)				579,016

Total Value of Investments (Cost $34,965,580 (a)) - 98.69%				$35,784,358
Total Options Written (Premiums Received $1,890) - (0.00)%				(888)
Other Assets Less Liabilities - 1.31%				474,253

Net Assets - 100%				$36,257,723

* Non-income producing investment

The following acronym is used in this portfolio:
PLC - Public Limited Company

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
	Number of Contracts*	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS - 0.00%
Palo Alto Networks, Inc.	5	$135	1/17/15	$613
Palo Alto Networks, Inc.	5	130	1/17/15	275

Total Call Options Written (Premiums Received $1,890)				888

*	One contract is equivalent to 100 shares of common stock

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,499,152
Aggregate gross unrealized depreciation				(679,373)

Net unrealized appreciation				$819,779

Summary of Investments
	% of Net
	Assets	Value
Consumer Discretionary	7.72%	$2,799,662
Consumer Staples	4.17%	1,511,635
Energy	6.16%	2,231,377
Financials	8.19%	2,969,920
Health Care	4.70%	1,704,892
Industrials	2.68%	971,812
Information Technology	10.78%	3,909,292
Materials	0.52%	190,069
Telecommunications	0.93%	337,986
Utilities	1.87%	677,930
Exchange-Traded Products	2.13%	774,055
Mutual Fund	2.46%	890,774
Corporate Bonds	25.14%	9,114,461
Federal Agency Obligations	5.20%	1,884,531
U.S. Treasury Notes	14.44%	5,236,946
Short-Term Investment	1.60%	579,016
Options Written	0.00%	(888)
Other Assets Less Liabilities	1.31%	474,253
Total	100.00%	$36,257,723

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$17,304,575	$17,304,575	$-	$-
Exchange-Traded Products	774,055	774,055	-	-
Mutual Fund	890,774	890,774	-	-
Corporate Bonds	9,114,461	-	9,114,461	-
Federal Agency Obligations	1,884,531	-	1,884,531	-
U.S. Treasury Notes	5,236,946	5,236,946	-	-
Short-Term Investment	579,016	579,016	-	-
Total Assets	$35,784,358	$24,785,366	$10,998,992	$-
				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Note 1 - Investment Valuation, continued

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$888	$888	$-	$-
Total Liabilities	$888	$888	$-	$-

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as reported by primary pricing services at 4 p.m. Eastern Standard Time (the "Valuation Time").  If there is an ask price but no bid price on the valuation date, the option shall be priced at the mean of zero and the ask price at valuation time.

Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the valuation time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/H. Edward Shill
Date: February 27, 2015	H. Edward Shill President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/H. Edward Shill
Date: February 27, 2015	H. Edward Shill President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/Gerald Furciniti
Date: February 27, 2015	Gerald Furciniti Treasurer and Principal Financial Officer QCI Balanced Fund